Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and other payables

14.  Trade and other payables

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	190,549	149,305
Related entities, note 32(b)	113	141
	190,662	149,446
Other payables
Remuneration and similar benefits payable	35,393	27,786
Interest payable	16,606	3,020
Taxes payable	11,880	9,663
Royalties payable to the Peruvian State	2,765	2,441
Closed hedge instruments accounts payables	1,234	1,569
Dividends payable (c)	567	638
Related entities, note 32(b)	14	328
Other liabilities	3,557	3,991
	72,016	49,436

Total trade and other payables	262,678	198,882

Classification by maturity:
Current portion	259,641	196,140
Non-current portion	3,037	2,742

Total trade and other payables	262,678	198,882

Classification by nature:
Financial payables	248,033	186,778
Non-financial payables	14,645	12,104
Total trade and other payables	262,678	198,882

(b)

Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

(c)	The movement of dividends payable is presented below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	638	604	663
Dividends declared and paid, note 17(d) -

Declared dividends to controlling shareholders	—	—	22,098
Dividends paid to controlling shareholders	—	—	(22,098)
Declared dividends to non-controlling shareholders	6,160	5,140	6,500
Dividends paid to non-controlling shareholders	(6,160)	(5,140)	(6,500)
Expired dividends, note 17(c) -	(76)	(26)	(53)
Other	5	60	(6)

Ending balance	567	638	604

Minera Yanacocha SRL and subsidiary [Member]
Trade and other payables
Trade and other payables

12.   Trade and other payables

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	60,980	44,977
Related entities, note 25(c)	12,317	12,374
	73,297	57,351

Other payables
Remuneration and similar benefits payable	7,718	4,649
Other taxes payable	4,429	4,097
Royalties payable to the Peruvian State	1,215	2,548
	13,362	11,294

	86,659	68,645

(b)

Trade payables arise mainly from the acquisition of materials, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest, are not secured and are mostly denominated in U.S. dollars.

Sociedad Minera Cerro Verde S.A.A. [Member]
Trade and other payables
Trade and other payables

8.    Trade accounts payable

Trade accounts payable are primarily originated by the acquisition of materials, supplies, services and spare parts. These obligations are primarily denominated in US dollars, have current and non-current maturities, and do not accrue interest. No guarantees have been granted. As of December 31, 2021, trade accounts payable includes US$ 15.1 million related to capital projects (US$ 12.4 million as of December 31, 2020).